May 01, 2021
LVIP Government Money Market Fund
LVIP Government Money Market Fund(Standard and Service Class)Summary
Investment Objective
The investment objective of the LVIP Government Money Market Fund (the “Fund”) is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Principal Investment Strategies
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.In addition to the Fund’s 99.5% policy noted above, under normal circumstances, the Fund invests at least 80% of its assets in government securities, including government securities subject to repurchase agreements.
Principal Risks
•Credit Risk (Money Market). Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.•Income Risk. The Fund’s yield will vary as short-term securities in the portfolio mature and proceeds are reinvested in securities with different interest rates.•Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Selection Risk. Selection risk is the risk that the securities selected will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.•Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.•Stable Net Asset Value Risk. The Fund may not be able to maintain a stable net asset value (“NAV”) of $10.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.•U.S. Government Agency Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.•Floating and Variable Rate Securities Risk. Variable rate securities (which include floating rate securities) generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline.In addition, floating rate securities may be rated below investment grade (such securities are commonly referred to as “junk bonds”). The floating rate corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.•When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.•LIBOR Risk. Certain of the Fund’s investments and payment obligations may be based on floating interest rates, such as the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invest cannot yet be determined.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)
Highest Quarterly ReturnQ2 20190.49%Lowest Quarterly ReturnQ3 20200.00%The Fund’s 7-day, net yield for the period ended December 31, 2020 was 0.01%.
Average Annual Total Returns for periods ended 12/31/20